LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease cost:
Operating fixed lease cost	¥ 4,166	¥ 4,217
- Amortization of ROU assets	91	87
- Interest on lease liabilities	129	114
Variable lease cost	290	110
Total lease cost	¥ 4,676	¥ 4,528
Other information:
Weighted average remaining lease term, Operating leases (in years)	14 years	13 years
Weighted average remaining lease term, Finance leases (in years)	27 years	27 years
Weighted average discount rate, Operating leases (in %)	5.97%	6.27%
Weighted average discount rate, Finance leases (in %)	4.30%	4.29%